SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Liabilities arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	$ 8,823	$ 12,913
Cash flows	341	(475)
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	0	(3,722)
Foreign currency translation	(619)	156
Other changes	(55)	(49)
Ending balance	$ 8,490	$ 8,823